Provisions, contingent liabilities, contingent assets and credit commitments - Movements in provisions (Details) $ in Millions	12 Months Ended
Sep. 30, 2025 AUD ($)
Changes in other provisions
Balance at beginning of year	$ 2,505
Additions	1,903
Utilisation	(1,546)
Reversal of unutilised provisions	(250)
Balance at end of year	2,612
Long service leave
Changes in other provisions
Balance at beginning of year	477
Additions	90
Utilisation	(56)
Reversal of unutilised provisions	(17)
Balance at end of year	494
Annual leave and other employee benefits
Changes in other provisions
Balance at beginning of year	899
Additions	1,200
Utilisation	(1,167)
Reversal of unutilised provisions	(2)
Balance at end of year	930
Provision for impairment on credit commitments
Changes in other provisions
Balance at beginning of year	516
Additions	49
Reversal of unutilised provisions	(96)
Balance at end of year	469
Lease restoration obligations
Changes in other provisions
Balance at beginning of year	163
Additions	6
Utilisation	(8)
Reversal of unutilised provisions	(2)
Balance at end of year	159
Restructuring and other provisions
Changes in other provisions
Balance at beginning of year	210
Additions	369
Utilisation	(225)
Reversal of unutilised provisions	(71)
Balance at end of year	283
Litigation, non-lending losses and remediation provisions
Changes in other provisions
Balance at beginning of year	240
Additions	189
Utilisation	(90)
Reversal of unutilised provisions	(62)
Balance at end of year	277
Parent Entity
Changes in other provisions
Balance at beginning of year	2,271
Additions	1,781
Utilisation	(1,462)
Reversal of unutilised provisions	(214)
Balance at end of year	2,376
Parent Entity | Long service leave
Changes in other provisions
Balance at beginning of year	465
Additions	89
Utilisation	(55)
Reversal of unutilised provisions	(17)
Balance at end of year	482
Parent Entity | Annual leave and other employee benefits
Changes in other provisions
Balance at beginning of year	824
Additions	1,161
Utilisation	(1,128)
Reversal of unutilised provisions	(2)
Balance at end of year	855
Parent Entity | Provision for impairment on credit commitments
Changes in other provisions
Balance at beginning of year	464
Additions	49
Reversal of unutilised provisions	(83)
Balance at end of year	430
Parent Entity | Lease restoration obligations
Changes in other provisions
Balance at beginning of year	141
Additions	4
Utilisation	(6)
Reversal of unutilised provisions	(2)
Balance at end of year	137
Parent Entity | Restructuring and other provisions
Changes in other provisions
Balance at beginning of year	198
Additions	336
Utilisation	(203)
Reversal of unutilised provisions	(66)
Balance at end of year	265
Parent Entity | Litigation, non-lending losses and remediation provisions
Changes in other provisions
Balance at beginning of year	179
Additions	142
Utilisation	(70)
Reversal of unutilised provisions	(44)
Balance at end of year	$ 207